REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 11,571	$ 1,054
Point in time
Disaggregation of Revenue [Line Items]
Revenue		11,402	612
Over time
Disaggregation of Revenue [Line Items]
Revenue		$ 169	$ 442

[1]	Total revenues included related party revenues of $162 and $713 for the three months ended March 31, 2022 and 2021, respectively. See Note 14 - Transactions with Related Parties.